Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	Nymox Pharmaceutical Corporation
Entity Central Index Key	0001018735
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2022
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Entity File Number	001-12033
Entity Address Postal Zip Code	20549
Amendment Description	Explanatory Note: This Amendment No. 1 to the Form 6-K solely for the purpose of filing XBRL.